Note 44 (Tables)	12 Months Ended
Dec. 31, 2021
Administration Costs [Abstract]
Personnel Expenses Breakdown [Table Text Block]
The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Personnel expense (Millions of Euros)
	Notes	2021	2020	2019
Wages and salaries		3,933	3,610	4,103
Social security costs		668	671	725
Defined contribution plan expense	25	71	72	95
Defined benefit plan expense	25	49	49	49
Other personnel expense		325	293	379
Total		5,046	4,695	5,351

Administrative expenses [Table Text Block]
The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Other administrative expense. Breakdown by main concepts (Millions of Euros)
	2021	2020	2019
Technology and systems	1,176	1,088	1,060
Communications	175	172	181
Advertising	207	186	250
Property, fixtures and materials	380	404	477
Taxes other than income tax	347	344	378
Surveillance and cash courier services	179	161	188
Other expense	786	749	885
Total	3,249	3,105	3,418